PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Nov. 27, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 2:	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment (“PP&E”) were as follows:

	November 27, 2016	November 29, 2015
	(Dollars in thousands)
Land	$8,178	$13,180
Buildings and leasehold improvements	379,217	384,228
Machinery and equipment	407,527	393,806
Capitalized internal-use software	418,493	378,643
Construction in progress	36,778	31,985

Subtotal	1,250,193	1,201,842
Accumulated depreciation	(856,588)	(811,013)

PP&E, net	$393,605	$390,829

Depreciation expense for the years ended November 27, 2016, November 29, 2015, and November 30, 2014, was $103.7 million, $99.8 million and $106.5 million, respectively.